Derivative Instruments and Hedging Activities (Outstanding Derivative Instruments) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2015 MWh	Dec. 31, 2014 MWh	Dec. 31, 2014 MWh	Dec. 31, 2013 MWh
Commodity Contract - FTR [Member]
Purchase of Units Derivative Instruments Financial Transmission Rights	4,200	10,500	10,500
Derivative, Nonmonetary Notional Amount MWh	4,200	10,500	10,500
Commodity Contract - Heating Oil [Member]
Purchase of Volume Units Derivative Instruments Heating Oil Futures	252,000	378,000	378,000
Derivative, Nonmonetary Notional Amount, Volume	252,000	378,000	378,000
Natural Gas [Member]
Derivative, Nonmonetary Notional Amount, Energy Measure		200,000
Natural Gas Contract [Member]
Derivative, Nonmonetary Notional Amount, Energy Measure			200,000
Designated as Hedging Instrument [Member] | Forward Contract Power [Member]
Purchase of Units Derivative Instruments Forward Power Contracts Designated as Cash Flow Hedge	843,500	175,000	175,000	140,400
Sales of Units Derivative Instruments Forward Power Contracts Designated as Cash Flow Hedge	(3,708,300)	(2,991,000)	(2,991,000)	(4,705,700)
Derivative, Nonmonetary Notional Amount MWh	(2,864,800)	(2,816,000)	(2,816,000)	(4,565,300)
Not Designated as Hedging Instrument [Member] | Commodity Contract - FTR [Member]
Purchase of Units Derivative Instruments Financial Transmission Rights				7,100
Derivative, Nonmonetary Notional Amount MWh				7,100
Not Designated as Hedging Instrument [Member] | Commodity Contract - Heating Oil [Member]
Purchase of Volume Units Derivative Instruments Heating Oil Futures				1,428,000
Derivative, Nonmonetary Notional Amount, Volume				1,428,000
Not Designated as Hedging Instrument [Member] | Forward Contract Power [Member]
Purchase of Units Derivative Instruments Forward Power Contracts Not Designated as Hedged	1,565,100	1,725,200	1,725,200	3,177,800
Sales of Units Derivative Instruments Forward Power Contracts Not Designated as Hedged	(4,826,900)	(2,707,800)	(2,707,800)	(2,883,100)
Derivative, Nonmonetary Notional Amount MWh	(3,261,800)	(982,600)	(982,600)	294,700